Segment disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of revenues for group of similar products and services
Revenues for group of similar products and services can be summarized for the years ended June 30, 2024 and 2023 as follows:

	June 30,	June 30,
	2024	2023
	$	$
Products	45,146	54,018
Services	202,138	198,512
Total revenues	247,284	252,530

Summary of sales and non-current assets, geographic locations
The sales in each of these geographic locations for the years ended June 30, 2024 and 2023 as follows:

	June 30,	June 30,
	2024	2023
	$	$
USA	231,540	234,858
Others	15,744	17,672
Total revenues	247,284	252,530

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2024, and June 30, 2023 are below:

	June 30,	June 30,
	2024	2023
	$	$
USA	338,079	374,814
Others	5,457	6,309
Total non-current assets	343,536	381,123